Financial instruments and financial risk management (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents		$ 42,980	$ 21,832	$ 23,878
Trade receivables	[1]	20,549	19,199
Financial assets
Total Financial assets		63,529	41,031
LIABILITIES
Accounts payable		30,422	24,662
Loans payable		99,814	56,253
Total Financial liabilities		130,236	80,915
Amortized Cost
LIABILITIES
Accounts payable		30,422
Loans payable		99,814
Total Financial liabilities		130,236
FVTPL
LIABILITIES
Accounts payable
Loans payable
Total Financial liabilities
Other financial liabilities
LIABILITIES
Accounts payable			24,662
Loans payable			56,253
Total Financial liabilities			80,915
Amortized Cost
ASSETS
Cash and cash equivalents		42,980
Trade receivables	[1]
Total Financial assets		42,980
FVTPL
ASSETS
Cash and cash equivalents
Trade receivables	[1]	20,549	19,199
Financial assets
Total Financial assets		$ 20,549	19,199
Loans and receivables
ASSETS
Cash and cash equivalents			21,832
Financial assets
Total Financial assets			$ 21,832

[1]	Trade receivables exclude sales and income tax receivables.